Trade Payables, Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Trade Payables, Accrued Expenses and Other Payables

16. TRADE PAYABLES, ACCRUED EXPENSES AND OTHER PAYABLES

Trade payables decreased from CHF 7.6 million as of December 31, 2023 to CHF 5.9 million as of December 31, 2024. The decrease in trade payables compared to prior year relates to the commencement of several clinical trials in the fourth quarter of 2023 requiring upfront invoicing by vendors.

The table below shows the breakdown of the Accrued expenses and other payables by category:

in CHF thousands	As of December 31, 2024	As of December 31, 2023
Product development related expenses	13,702	2,801
Personnel related expenses	3,696	2,301
General and administration related expenses	749	765
Other payables	51	81
Total	18,198	5,948

The increase in product development related accrued expenses as of December 31, 2024 compared to prior year end relates mainly to advancements of the Company’s development pipeline in multiple clinical trials in 2024.